Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS

6 — INTANGIBLE ASSETS

Intangible assets, net consisted of the following:

	Dec 31, 2023	Dec 31, 2022
Other intangible assets	373,418	250,908
Less: Accumulated amortization	(189,531)	(91,331)
Total intangible assets, net	183,887	159,577

The following table summarizes the amortization expenses recorded in the consolidated statement of operations, for the year ended on December 31,2023, 2022 and 2021.

	Dec 31, 2023	Dec 31, 2022	Dec 31, 2021
General and administrative expenses	98,200	78,616	22,179
Total	98,200	78,616	22,179